CONVERTIBLE NOTES (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of convertible debt

	June 30, 2021	December 31, 2020
8% - 12% Convertible Promissory Notes (Bridge Notes)	$621,200	$373,587
10% Unsecured Convertible Redeemable Notes – Variable Conversion Price	–	265,000
10% Secured Convertible Notes with Original Issuance Discounts (OID Notes)	153,250	153,250
12% Senior Secured Convertible Notes (Newbridge)	–	52,572
12% Senior Secured Convertible Notes (Original TDH Notes)	792,846	882,175
12% Senior Secured Convertible Notes (TDH Secured Notes)	387,220	1,645,393
12% Senior Secured Convertible Notes (Additional Secured Notes)	73,572	260,315
Loan discounts	(380,035)	(385,266)
Total convertible notes, net	1,648,053	3,247,026
Less: current portion of convertible notes, net	(1,396,379)	(2,349,677)
Convertible notes, net	$251,674	$897,349

Schedule of future debt maturity payments

2021	$1,635,342
2022	$148,907
2023	$167,792
2024	$76,047
2025 and thereafter	$–